Quarterly Holdings Report
for
Strategic Advisers® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2022
SIT-NPRT1-0722
1.912870.111
Common Stocks - 42.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (a)	159,717	7,207,897
Deutsche Telekom AG	604,651	12,441,062
Hellenic Telecommunications Organization SA	293,071	5,565,740
KT Corp.	164,909	5,014,968
Liberty Global PLC Class C (b)	460,600	11,703,846
Nippon Telegraph & Telephone Corp.	960,500	29,345,586
Orange SA	1,619,241	20,270,445
Telefonica Deutschland Holding AG	151,961	482,725
Telefonica SA	1,357,213	7,379,470
Telefonica SA sponsored ADR	41,659	221,626
Telenor ASA	369,558	5,102,898
Telia Co. AB	2,398,563	9,835,217
Telstra Corp. Ltd.	64,914	180,752
		114,752,232
Entertainment - 0.2%
CTS Eventim AG (b)	57,346	3,678,437
NetEase, Inc. ADR	154,568	16,033,339
Nintendo Co. Ltd.	33,800	15,091,314
Square Enix Holdings Co. Ltd.	168,800	8,404,925
Ubisoft Entertainment SA (b)	132,200	6,950,161
		50,158,176
Interactive Media & Services - 0.2%
carsales.com Ltd.	212,564	3,127,204
Hemnet Group AB	84,722	1,228,415
Info Edge India Ltd.	30,717	1,648,469
NAVER Corp.	57,011	13,215,526
SEEK Ltd.	185,232	3,223,595
Tencent Holdings Ltd.	330,600	15,114,496
Z Holdings Corp.	1,026,400	3,383,528
		40,941,233
Media - 0.2%
CyberAgent, Inc.	663,300	7,114,559
Informa PLC (b)	1,198,569	8,231,227
Publicis Groupe SA	50,636	2,773,664
Stroeer SE & Co. KGaA	60,783	3,389,924
WPP PLC	938,285	10,892,999
		32,402,373
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL (For. Reg.)	793,400	5,018,372
KDDI Corp.	364,400	12,712,492
SoftBank Group Corp.	260,600	10,793,815
Tele2 AB (B Shares)	126,106	1,542,437
Vodafone Group PLC sponsored ADR	1,167,920	19,434,189
		49,501,305
TOTAL COMMUNICATION SERVICES		287,755,319
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.3%
Autoliv, Inc. (depositary receipt)	70,367	5,548,113
Bridgestone Corp.	172,700	6,819,505
Compagnie Generale des Etablissements Michelin SCA Series B	58,111	7,575,889
Continental AG	65,443	5,028,208
DENSO Corp.	100,500	6,159,420
Eagle Industry Co. Ltd.	2,700	21,183
JTEKT Corp.	72,300	550,819
Koito Manufacturing Co. Ltd.	219,400	8,035,662
Magna International, Inc. Class A (c)	178,650	11,597,958
Stanley Electric Co. Ltd.	201,200	3,660,313
Sumitomo Rubber Industries Ltd.	226,000	2,066,276
TPR Co. Ltd.	19,100	186,200
Valeo SA	430,118	9,535,203
		66,784,749
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	58,682	5,098,224
Honda Motor Co. Ltd.	152,400	3,794,787
Mercedes-Benz Group AG (Germany)	137,370	9,788,909
Mitsubishi Motors Corp. of Japan (b)	156,100	466,358
Nissan Motor Co. Ltd.	752,100	2,923,465
Stellantis NV	393,555	5,886,283
Stellantis NV (Italy) (c)	137,046	2,050,050
Suzuki Motor Corp.	166,100	4,918,982
Toyota Motor Corp.	1,292,600	21,504,558
		56,431,616
Distributors - 0.0%
Inchcape PLC	572,243	5,245,882
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd.	197,428	4,787,509
Compass Group PLC	2,543,671	57,019,810
Entain PLC (b)	318,300	5,877,135
Evolution AB (a)	41,236	4,312,786
Flutter Entertainment PLC (b)	35,041	4,309,544
Food & Life Companies Ltd.	63,900	1,394,299
Greggs PLC	79,105	2,256,760
Sands China Ltd. (b)	9,965,200	19,042,953
Whitbread PLC	123,707	4,244,699
Yum China Holdings, Inc.	193,368	8,790,509
		112,036,004
Household Durables - 0.4%
Barratt Developments PLC	846,200	5,382,665
Crompton Greaves Consumer Electricals Ltd.	373,157	1,738,158
Nikon Corp.	152,600	1,893,507
Panasonic Holdings Corp.	832,500	7,638,664
Persimmon PLC	581,641	15,955,795
Sony Group Corp.	474,100	44,465,573
		77,074,362
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (b)	16,660	1,600,193
ASOS PLC (b)(c)	202,529	3,976,122
Coupang, Inc. Class A (b)	41,813	564,894
MercadoLibre, Inc. (b)	4,370	3,434,296
Prosus NV	68,056	3,518,457
Rakuten Group, Inc.	1,635,400	9,142,550
THG PLC (b)	388,293	717,052
Zalando SE (a)(b)	222,487	9,052,358
ZOZO, Inc.	172,400	3,676,063
		35,681,985
Leisure Products - 0.1%
Sega Sammy Holdings, Inc.	332,900	6,195,894
Thule Group AB (a)	47,883	1,602,319
Yamaha Corp.	111,800	4,597,468
		12,395,681
Multiline Retail - 0.0%
Dollarama, Inc.	79,947	4,636,844
Next PLC	93,757	7,653,316
		12,290,160
Specialty Retail - 0.3%
Industria de Diseno Textil SA (c)	591,649	14,261,584
Kingfisher PLC	6,476,418	21,508,282
WH Smith PLC (b)	834,728	16,766,342
		52,536,208
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	101,446	20,154,036
Brunello Cucinelli SpA	36,047	1,804,113
Burberry Group PLC	157,884	3,408,007
Compagnie Financiere Richemont SA:
warrants 11/22/23 (b)	562,417	334,214
Series A	367,408	40,888,933
Dr. Martens Ltd.	936,378	2,553,368
EssilorLuxottica SA (c)	138,124	22,249,867
EssilorLuxottica SA rights 6/15/22 (b)(d)	138,124	372,190
Hermes International SCA	3,934	4,687,914
Kering SA	27,298	15,014,774
Li Ning Co. Ltd.	943,500	7,358,319
lululemon athletica, Inc. (b)	24,320	7,118,221
LVMH Moet Hennessy Louis Vuitton SE	74,321	47,983,586
Moncler SpA	181,362	8,703,142
Puma AG	72,236	5,367,939
Samsonite International SA (a)(b)	1,540,500	3,521,838
Swatch Group AG (Bearer) (Reg.)	65,776	3,195,540
		194,716,001
TOTAL CONSUMER DISCRETIONARY		625,192,648
CONSUMER STAPLES - 5.1%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	284,900	16,059,994
Anheuser-Busch InBev SA NV ADR	57,272	3,247,322
Asahi Group Holdings	53,700	1,799,311
Carlsberg A/S Series B	15,828	2,014,694
Davide Campari Milano NV	235,573	2,514,326
Diageo PLC	1,676,039	77,870,911
Diageo PLC sponsored ADR	24,904	4,656,301
Heineken Holding NV	191,049	15,146,683
ITO EN Ltd.	265,400	11,276,949
Kirin Holdings Co. Ltd.	1,610,600	24,913,552
Pernod Ricard SA	270,635	53,023,587
Royal Unibrew A/S	28,480	2,500,376
Suntory Beverage & Food Ltd.	95,400	3,568,190
Treasury Wine Estates Ltd.	1,312	11,205
		218,603,401
Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	253,431	11,514,946
Carrefour SA (c)	859,629	17,631,974
Coles Group Ltd.	182,192	2,292,049
Jeronimo Martins SGPS SA	24,797	507,659
Koninklijke Ahold Delhaize NV	213,369	5,883,721
Ocado Group PLC (b)	330,567	3,877,224
Qol Holdings Co. Ltd.	56,400	549,389
Seven & i Holdings Co. Ltd.	793,900	33,238,244
Sugi Holdings Co. Ltd.	64,100	2,693,759
Tesco PLC	4,768,152	15,550,998
Wal-Mart de Mexico SA de CV Series V	2,197,700	8,126,147
Welcia Holdings Co. Ltd.	117,700	2,372,560
		104,238,670
Food Products - 1.5%
Barry Callebaut AG	2,809	6,155,669
Chacha Food Co. Ltd. (A Shares)	202,700	1,685,825
Danone SA	574,290	33,789,802
Ezaki Glico Co. Ltd.	183,000	5,280,965
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	205,037	2,355,221
Itoham Yonekyu Holdings, Inc.	110,400	549,706
Kerry Group PLC Class A	83,953	8,688,314
Lindt & Spruengli AG (participation certificate)	387	3,889,366
Mowi ASA	393,900	10,283,893
Nestle SA (Reg. S)	1,634,694	199,951,243
Nissin Food Holdings Co. Ltd.	50,800	3,322,608
Orior AG	3,479	296,324
Toyo Suisan Kaisha Ltd.	424,900	15,892,286
Wilmar International Ltd.	3,453,900	10,512,582
Yakult Honsha Co. Ltd.	6,700	368,998
		303,022,802
Household Products - 0.6%
Essity AB (B Shares)	557,318	14,620,684
Lion Corp.	367,700	4,110,151
Reckitt Benckiser Group PLC	1,211,329	93,504,369
		112,235,204
Personal Products - 1.0%
Beiersdorf AG	76,801	7,971,280
Kao Corp.	501,500	20,158,585
Kobayashi Pharmaceutical Co. Ltd.	200,000	13,438,459
Kose Corp.	28,100	2,549,485
L'Oreal SA	162,736	57,480,228
Pola Orbis Holdings, Inc.	86,000	1,054,166
Proya Cosmetics Co. Ltd. (A Shares)	107,660	2,509,162
Rohto Pharmaceutical Co. Ltd.	454,400	11,665,763
Unilever PLC	1,642,116	79,333,055
Unilever PLC:
rights 6/7/22 (b)(d)	1,488	682
(Netherlands)	1,488	71,573
		196,232,438
Tobacco - 0.4%
British American Tobacco PLC:
(United Kingdom)	894,916	39,470,421
sponsored ADR	406,075	17,964,758
Imperial Brands PLC	380,700	8,589,388
Japan Tobacco, Inc.	404,000	7,353,585
Scandinavian Tobacco Group A/S (a)	53,079	1,139,730
Swedish Match Co. AB	579,421	5,988,667
		80,506,549
TOTAL CONSUMER STAPLES		1,014,839,064
ENERGY - 2.3%
Energy Equipment & Services - 0.1%
Tenaris SA	386,846	6,448,757
WorleyParsons Ltd.	856,405	9,059,190
		15,507,947
Oil, Gas & Consumable Fuels - 2.2%
BP Castrol KK	10,600	102,842
BP PLC	8,639,299	46,950,905
BP PLC sponsored ADR	654,106	21,173,411
Capricorn Energy PLC (b)	482,694	1,207,362
ENEOS Holdings, Inc.	1,032,500	4,156,626
Eni SpA	3,209,221	48,605,713
Eni SpA sponsored ADR	10,369	314,181
Equinor ASA	705,529	26,772,550
Equinor ASA sponsored ADR	44,438	1,673,535
Galp Energia SGPS SA Class B	997,835	13,133,228
Gazprom OAO (e)	3,670,010	569,459
Gazprom OAO sponsored ADR (Reg. S) (e)	33,845	7,732
Idemitsu Kosan Co. Ltd.	312,900	8,439,634
INPEX Corp.	534,400	6,856,905
Japan Petroleum Exploration Co. Ltd.	18,600	455,843
LUKOIL PJSC (e)	35,755	16,411
Lundin Petroleum AB	171,400	8,301,517
Neste OYJ	171,889	7,881,338
OMV AG	123,777	7,228,715
Parkland Corp.	92,793	2,762,845
Petroleo Brasileiro SA - Petrobras (ON)	232,900	1,629,915
Petronet LNG Ltd.	713,356	2,085,885
Reliance Industries Ltd.	583,786	19,805,977
Repsol SA	539,539	8,657,637
Rosneft Oil Co. OJSC (e)	420,640	104,314
San-Ai Obbli Co. Ltd.	55,400	412,697
Santos Ltd.	2,998,100	17,448,306
Shell PLC:
ADR	479,297	28,383,968
rights (b)(d)	177,103	44,276
rights (b)(d)	815,605	206,684
(Amsterdam)	814,340	24,434,860
(London)	177,103	5,237,992
TC Energy Corp.	147,726	8,550,437
TotalEnergies SE	1,690,771	100,065,084
TotalEnergies SE sponsored ADR	170,967	10,052,860
Woodside Energy Group Ltd.	65,591	1,400,844
Woodside Energy Group Ltd.	687,857	14,690,744
		449,823,232
TOTAL ENERGY		465,331,179
FINANCIALS - 7.0%
Banks - 2.9%
ABN AMRO Group NV GDR (a)	61,849	724,070
Agricultural Bank of China Ltd.:
(A Shares)	10,382,569	4,715,106
(H Shares)	559,000	212,994
AIB Group PLC	3,613,400	9,697,914
Australia & New Zealand Banking Group Ltd.	363,686	6,519,491
Banco Bilbao Vizcaya Argentaria SA	1,709,156	9,352,967
Bank Leumi le-Israel BM	71,660	712,411
Bank of Beijing Co. Ltd. (A Shares)	2,206,900	1,462,005
Bank of China Ltd. (H Shares)	9,628,000	3,849,001
Barclays PLC	19,280,093	41,097,361
Barclays PLC sponsored ADR (c)	252,713	2,193,549
BNP Paribas SA (c)	638,689	36,555,755
CaixaBank SA	4,216,048	15,260,700
Chiba Bank Ltd.	628,200	3,266,130
China Construction Bank Corp. (H Shares)	3,967,000	2,940,801
Close Brothers Group PLC	140,527	1,942,546
Concordia Financial Group Ltd.	12,800	43,564
DBS Group Holdings Ltd.	1,302,300	29,409,994
DNB Bank ASA	1,261,865	25,590,912
Erste Group Bank AG	104,967	3,277,275
FinecoBank SpA	235,664	3,331,972
First Abu Dhabi Bank PJSC	524,993	3,070,160
First International Bank of Israel	9,258	356,549
HDFC Bank Ltd.	1,057,228	18,776,124
Hokuhoku Financial Group, Inc.	118,600	721,356
HSBC Holdings PLC sponsored ADR (c)	49,925	1,670,491
Industrial & Commercial Bank of China Ltd. (H Shares)	6,707,000	4,016,291
ING Groep NV (Certificaten Van Aandelen)	3,730,078	42,178,447
Intesa Sanpaolo SpA	4,220,099	9,217,060
Japan Post Bank Co. Ltd.	366,000	2,800,404
Jyske Bank A/S (Reg.) (b)	78,235	4,615,175
KBC Group NV (c)	303,061	18,943,992
Kyushu Financial Group, Inc.	227,200	665,354
Lloyds Banking Group PLC	40,080,804	22,782,837
Mebuki Financial Group, Inc.	1,037,700	1,958,761
Mitsubishi UFJ Financial Group, Inc.	2,904,800	16,525,418
Mizrahi Tefahot Bank Ltd.	54,002	1,773,812
National Bank of Canada	201,835	15,491,277
NatWest Group PLC	5,523,281	15,905,756
Nordea Bank ABP	363,094	3,688,959
Nordea Bank ABP (Helsinki Stock Exchange)	135,240	1,379,020
North Pacific Bank Ltd.	923,700	1,557,019
PT Bank Central Asia Tbk	28,117,100	14,944,621
Resona Holdings, Inc.	910,100	3,421,530
Sberbank of Russia (e)	1,813,540	16,534
Shizuoka Bank Ltd.	108,900	640,192
Skandinaviska Enskilda Banken AB (A Shares)	14,079	155,409
Standard Chartered PLC (United Kingdom)	521,750	4,147,353
Sumitomo Mitsui Financial Group, Inc.	1,252,000	38,398,242
Sumitomo Mitsui Trust Holdings, Inc.	145,600	4,403,805
Svenska Handelsbanken AB (A Shares)	1,770,815	17,451,269
Swedbank AB (A Shares)	1,780,650	26,883,883
Sydbank A/S	103,737	3,661,561
The Hachijuni Bank Ltd.	616,400	2,149,871
The Toronto-Dominion Bank	145,935	11,152,372
UniCredit SpA	4,623,862	54,215,291
United Overseas Bank Ltd.	537,000	11,566,636
Yamaguchi Financial Group, Inc.	48,100	268,644
		583,727,993
Capital Markets - 1.4%
3i Group PLC	231,918	3,708,833
Amundi SA (a)(c)	127,700	7,423,550
B3 SA - Brasil Bolsa Balcao	1,133,500	3,045,690
Bridgepoint Group Holdings Ltd. (a)	898,070	3,646,202
Credit Suisse Group AG	1,672,652	11,720,914
Daiwa Securities Group, Inc.	220,700	1,075,766
Deutsche Borse AG	179,263	30,127,506
EQT AB	122,926	3,602,458
Euronext NV (a)	334,054	28,905,068
Hong Kong Exchanges and Clearing Ltd.	260,100	11,222,819
Intermediate Capital Group PLC	179,464	3,561,746
Japan Exchange Group, Inc.	81,500	1,289,309
Julius Baer Group Ltd.	433,841	22,405,951
London Stock Exchange Group PLC	311,007	29,021,019
Macquarie Group Ltd.	264,968	35,364,894
Netwealth Group Ltd.	144,830	1,350,145
Nomura Holdings, Inc.	1,359,700	5,342,932
Partners Group Holding AG	8,977	9,634,927
SBI Holdings, Inc. Japan	499,300	10,150,061
UBS Group AG	3,109,840	58,504,027
XP, Inc. Class A (b)	171,485	3,877,276
		284,981,093
Diversified Financial Services - 0.5%
Challenger Ltd.	715,067	3,710,203
Element Fleet Management Corp.	904,088	10,071,234
EXOR NV	59,500	4,388,297
Groupe Bruxelles Lambert SA	92,400	8,526,890
Industrivarden AB (C Shares)	100,658	2,608,711
Investor AB:
(A Shares)	138,683	2,892,676
(B Shares) (c)	995,608	18,658,315
Mitsubishi UFJ Lease & Finance Co. Ltd.	660,400	3,144,640
ORIX Corp.	1,799,600	34,212,969
		88,213,935
Insurance - 2.2%
AIA Group Ltd.	4,007,600	41,519,476
Allianz SE	122,221	25,655,882
Aon PLC	57,517	15,855,711
ASR Nederland NV	108,398	4,945,754
Assicurazioni Generali SpA (c)	190,477	3,466,048
Aviva PLC	1,484,875	8,045,691
AXA SA (c)	1,486,698	37,616,243
Beazley PLC	1,183,149	7,251,670
Dai-ichi Mutual Life Insurance Co.	467,900	9,668,088
Definity Financial Corp.	77,357	2,065,340
Direct Line Insurance Group PLC	1,471,956	4,772,431
Gjensidige Forsikring ASA	60,617	1,324,531
Hiscox Ltd.	891,924	10,389,456
Intact Financial Corp.	52,535	7,590,443
Japan Post Holdings Co. Ltd.	1,062,900	7,938,476
Japan Post Insurance Co. Ltd.	40,900	675,445
Manulife Financial Corp.	399,502	7,400,349
MS&AD Insurance Group Holdings, Inc.	151,300	4,813,816
MS&AD Insurance Group Holdings, Inc. ADR (c)	5,200	82,462
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	121,343	29,773,265
NN Group NV	185,478	9,221,243
NN Group NV:
ADR	6,582	163,234
rights 6/8/22 (b)(c)(d)	185,478	310,627
PICC Property & Casualty Co. Ltd. (H Shares)	6,672,000	6,478,826
Ping An Insurance Group Co. of China Ltd. (H Shares)	503,500	3,223,824
Prudential PLC	2,943,033	38,376,742
Sampo Oyj (A Shares)	288,309	13,024,354
Sompo Holdings, Inc.	27,500	1,253,007
Storebrand ASA (A Shares)	1,045,365	9,379,972
Sun Life Financial, Inc. (c)	297,983	14,554,603
Swiss Life Holding AG	3,164	1,791,130
Swiss Re Ltd.	170,266	14,040,803
T&D Holdings, Inc.	156,200	1,804,466
Talanx AG	112,700	4,614,524
Tokio Marine Holdings, Inc.	490,200	28,521,414
Tokio Marine Holdings, Inc. ADR (c)	3,647	211,635
Willis Towers Watson PLC	27,259	5,753,557
Zurich Insurance Group Ltd.	114,725	52,541,138
		436,115,676
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	234,381	6,967,427
Paragon Banking Group PLC	62,107	384,888
		7,352,315
TOTAL FINANCIALS		1,400,391,012
HEALTH CARE - 5.4%
Biotechnology - 0.1%
Genmab A/S (b)	29,002	8,843,081
Vitrolife AB	41,702	1,234,071
		10,077,152
Health Care Equipment & Supplies - 0.7%
Alcon, Inc. (Switzerland)	90,948	6,807,826
ASAHI INTECC Co. Ltd.	123,900	1,874,837
Carl Zeiss Meditec AG	20,201	2,694,583
Coloplast A/S Series B	28,503	3,388,954
ConvaTec Group PLC (a)	2,258,641	6,147,605
Elekta AB (B Shares)	568,968	4,427,789
Hoya Corp.	126,700	13,591,696
InMode Ltd. (b)	50,183	1,345,406
Koninklijke Philips Electronics NV	1,412,684	36,414,278
Koninklijke Philips Electronics NV rights (b)(c)(d)	1,453,155	1,326,029
Nihon Kohden Corp.	177,900	4,228,640
Olympus Corp.	1,036,200	21,655,784
Siemens Healthineers AG (a)	204,010	12,259,883
Smith & Nephew PLC	914,700	14,922,041
Straumann Holding AG	47,620	6,075,195
Terumo Corp.	332,700	10,740,573
		147,901,119
Health Care Providers & Services - 0.2%
Amplifon SpA	61,311	2,110,203
Apollo Hospitals Enterprise Ltd.	30,230	1,550,223
CVS Group PLC	71,022	1,605,537
Fresenius SE & Co. KGaA	895,647	30,719,331
Fresenius SE & Co. KGaA rights (b)(d)	895,647	884,600
Galenica AG (a)	23,006	1,722,092
Suzuken Co. Ltd.	1,800	49,008
		38,640,994
Health Care Technology - 0.0%
CompuGroup Medical AG	28,390	1,597,052
M3, Inc.	89,600	2,576,983
Pro Medicus Ltd. (c)	47,769	1,444,276
		5,618,311
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	78,443	10,006,189
Bachem Holding AG (B Shares)	13,918	1,091,878
Bruker Corp.	125,052	7,813,249
Eurofins Scientific SA	67,664	6,306,664
Evotec OAI AG (b)	131,079	3,630,572
ICON PLC (b)	59,325	13,276,342
Lonza Group AG	21,992	13,259,104
QIAGEN NV (Germany) (b)	296,244	13,614,982
Sartorius Stedim Biotech	16,565	5,710,236
Siegfried Holding AG	2,946	1,991,744
Tecan Group AG	6,860	2,221,347
		78,922,307
Pharmaceuticals - 4.0%
Astellas Pharma, Inc.	2,174,200	34,723,973
AstraZeneca PLC:
(United Kingdom)	367,297	48,543,368
sponsored ADR	301,301	20,030,490
Bayer AG	1,015,290	72,642,019
Chugai Pharmaceutical Co. Ltd.	65,800	1,798,851
Euroapi SASU (b)	12,906	187,600
GSK PLC	1,541,281	33,600,520
GSK PLC sponsored ADR	1,097,133	48,164,139
Ipsen SA	37,594	3,761,462
Kyowa Hakko Kirin Co., Ltd.	558,000	12,021,689
Merck KGaA	31,612	5,960,406
Novartis AG	1,342,011	121,908,028
Novo Nordisk A/S:
Series B	661,278	73,435,294
Series B sponsored ADR	57,363	6,332,875
Ono Pharmaceutical Co. Ltd.	10,500	277,640
Otsuka Holdings Co. Ltd.	284,000	9,462,198
Recordati SpA	3,396	151,956
Roche Holding AG:
(participation certificate)	487,075	165,990,843
sponsored ADR	43,358	1,844,449
Sanofi SA	835,772	89,168,012
Sanofi SA sponsored ADR	77,040	4,102,380
Santen Pharmaceutical Co. Ltd.	1,539,400	12,414,153
Sumitomo Dainippon Pharma Co., Ltd.	15,700	134,352
Taisho Pharmaceutical Holdings Co. Ltd.	7,300	281,260
Takeda Pharmaceutical Co. Ltd.	940,400	27,023,120
		793,961,077
TOTAL HEALTH CARE		1,075,120,960
INDUSTRIALS - 7.2%
Aerospace & Defense - 0.6%
Airbus Group NV	150,223	17,605,506
Dassault Aviation SA	45,900	7,770,816
Leonardo SpA	198,338	2,133,516
MTU Aero Engines AG	115,665	22,829,052
Rolls-Royce Holdings PLC (b)	44,566,654	48,674,979
Safran SA	172,800	17,904,005
		116,917,874
Air Freight & Logistics - 0.2%
Deutsche Post AG	517,184	21,402,962
Deutsche Post AG ADR	2,200	91,278
DSV A/S	63,409	10,426,776
Konoike Transport Co. Ltd.	14,400	130,650
		32,051,666
Airlines - 0.3%
Air Canada (b)	405,800	7,119,186
InterGlobe Aviation Ltd. (a)(b)	137,305	3,253,204
Ryanair Holdings PLC sponsored ADR (b)	558,714	48,719,861
Turk Hava Yollari AO (b)	77,044	234,374
		59,326,625
Building Products - 0.2%
AGC, Inc.	49,700	1,869,499
Belimo Holding AG (Reg.)	4,542	1,813,580
Compagnie de St. Gobain	55,100	3,265,987
Daikin Industries Ltd.	129,700	20,856,621
Geberit AG (Reg.)	18,872	10,344,972
Kingspan Group PLC (Ireland)	86,372	7,121,254
Nibe Industrier AB (B Shares)	323,151	2,815,922
Noritz Corp.	21,800	254,010
Sekisui Jushi Corp.	57,400	749,074
Takasago Thermal Engineering Co. Ltd.	31,900	384,579
		49,475,498
Commercial Services & Supplies - 0.2%
Nippon Kanzai Co. Ltd.	15,900	318,778
Rentokil Initial PLC	1,101,734	7,027,549
Ritchie Bros. Auctioneers, Inc.	99,262	5,974,476
Secom Co. Ltd.	248,700	16,377,822
Sohgo Security Services Co., Ltd.	93,200	2,580,945
Tomra Systems ASA	102,482	2,089,954
Toppan, Inc.	191,600	3,600,940
		37,970,464
Construction & Engineering - 0.2%
Balfour Beatty PLC	1,402,308	4,601,394
Kajima Corp.	275,700	2,962,779
Sanki Engineering Co. Ltd.	8,600	96,732
Sweco AB (B Shares) (c)	107,529	1,273,927
Tokyu Construction Co. Ltd.	14,600	66,232
VINCI SA	287,446	27,738,577
Voltas Ltd.	154,418	2,025,893
		38,765,534
Electrical Equipment - 1.1%
ABB Ltd.:
(Reg.)	1,309,946	40,391,574
sponsored ADR	128,300	3,973,451
Havells India Ltd.	143,121	2,216,588
Legrand SA	618,717	53,509,856
Mitsubishi Electric Corp.	1,037,300	11,365,796
Prysmian SpA	412,813	13,321,852
Schneider Electric SA (c)	559,654	77,731,347
Siemens Energy AG	455,000	8,760,624
		211,271,088
Industrial Conglomerates - 0.8%
CK Hutchison Holdings Ltd.	2,596,400	18,391,920
DCC PLC (United Kingdom)	279,024	19,724,656
Hitachi Ltd.	761,680	39,520,931
Investment AB Latour (B Shares)	81,801	2,007,762
Lifco AB	140,918	2,898,891
Melrose Industries PLC	10,021,804	17,098,955
Siemens AG	363,442	47,975,434
Toshiba Corp.	289,290	12,966,196
		160,584,745
Machinery - 1.7%
Airtac International Group	64,158	2,086,519
Alstom SA	1,069,908	29,302,532
Atlas Copco AB (A Shares)	647,348	7,247,736
AutoStore Holdings Ltd. (c)	363,779	866,302
CNH Industrial NV	810,000	12,061,012
Epiroc AB (A Shares)	587,532	11,392,798
FANUC Corp.	299,900	48,883,458
Furukawa Co. Ltd.	6,900	65,980
GEA Group AG	616,922	24,604,319
Harmonic Drive Systems, Inc.	35,600	916,720
Husqvarna AB (B Shares)	296,300	2,670,537
IMI PLC	1,010,928	17,974,311
Indutrade AB	122,799	2,771,353
KION Group AG	127,725	6,262,233
Kitz Corp.	61,200	322,318
Knorr-Bremse AG	142,921	9,769,455
Kubota Corp.	680,600	12,561,149
Max Co. Ltd.	1,900	23,009
Misumi Group, Inc.	157,800	3,575,582
Mitsuboshi Belting Ltd.	21,400	464,954
Nachi-Fujikoshi Corp.	1,300	36,859
NGK Insulators Ltd.	113,800	1,684,239
Nitto Seiko Co. Ltd.	14,500	57,218
Nordson Corp.	38,459	8,379,447
Rotork PLC	888,114	3,126,800
Schindler Holding AG (participation certificate)	114,081	23,388,270
SMC Corp.	70,400	36,398,602
Spirax-Sarco Engineering PLC	157,348	20,947,671
Sumitomo Heavy Industries Ltd.	8,200	193,303
Techtronic Industries Co. Ltd.	857,000	11,226,883
The Weir Group PLC	296,495	5,934,848
THK Co. Ltd.	155,300	3,184,775
Toyota Industries Corp.	424,100	27,343,224
VAT Group AG (a)	5,783	1,713,437
Volvo AB (B Shares) (c)	421,178	7,387,014
		344,824,867
Marine - 0.1%
A.P. Moller - Maersk A/S:
ADR	4,262	62,268
Series A	3,326	9,608,652
Series B	1,493	4,375,061
Nippon Yusen KK	72,100	5,960,201
		20,006,182
Professional Services - 0.8%
Benefit One, Inc.	84,100	1,317,012
Experian PLC	798,375	26,707,441
Intertek Group PLC	276,531	16,150,969
Nihon M&A Center Holdings, Inc.	185,600	2,158,257
Persol Holdings Co. Ltd.	229,600	4,471,256
Randstad NV	60,222	3,398,074
Recruit Holdings Co. Ltd.	298,500	10,803,964
RELX PLC:
rights (b)(d)	472,850	214,404
(Euronext N.V.)	522,705	14,971,481
(London Stock Exchange)	635,032	18,209,273
SGS SA (Reg.)	8,968	22,251,710
SMS Co., Ltd.	43,500	1,013,710
TechnoPro Holdings, Inc.	415,400	9,524,771
Teleperformance	47,835	15,852,753
Wolters Kluwer NV	237,789	23,521,350
Wolters Kluwer NV ADR	1,900	188,176
		170,754,601
Road & Rail - 0.3%
Canadian National Railway Co.	313,314	35,625,426
Canadian Pacific Railway Ltd.	141,740	10,125,906
Central Japan Railway Co.	46,300	5,735,285
Sankyu, Inc.	19,400	581,691
TFI International, Inc. (Canada)	81,000	6,651,753
		58,720,061
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (b)	190,576	9,422,077
Ashtead Group PLC	520,829	27,255,999
Beijer Ref AB (B Shares)	128,467	2,042,907
Bunzl PLC	511,000	17,817,020
Diploma PLC	62,249	2,039,439
Hanwa Co. Ltd.	6,300	146,177
IMCD NV	19,195	2,878,769
Kanamoto Co. Ltd.	21,900	322,372
Marubeni Corp.	48,400	507,393
Mitsubishi Corp.	230,800	7,965,356
Mitsui & Co. Ltd.	358,800	9,012,548
MonotaRO Co. Ltd.	163,100	2,391,990
Nagase & Co. Ltd.	26,300	370,797
Ochi Holdings Co. Ltd.	18,200	173,468
Onoken Co. Ltd.	41,200	444,532
Rexel SA	399,100	8,479,101
Sumitomo Corp.	504,200	7,214,143
Toromont Industries Ltd.	35,576	3,155,529
Toyota Tsusho Corp.	18,400	702,361
Wakita & Co. Ltd.	14,100	120,699
Yamazen Co. Ltd.	53,900	395,243
Yuasa Trading Co. Ltd.	32,100	799,165
		103,657,085
Transportation Infrastructure - 0.2%
Aena SME SA (a)(b)	145,809	22,244,460
Beijing Capital International Airport Co. Ltd. (H Shares) (b)	12,508,000	7,332,144
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	15,174	3,297,158
		32,873,762
TOTAL INDUSTRIALS		1,437,200,052
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.2%
Ericsson (B Shares)	1,497,955	12,164,350
Nokia Corp.	3,679,580	18,493,281
		30,657,631
Electronic Equipment & Components - 0.9%
Enplas Corp.	8,200	217,843
Halma PLC	604,269	16,972,484
Hamamatsu Photonics K.K.	136,200	6,379,664
Hexagon AB (B Shares)	574,089	7,004,625
Hirose Electric Co. Ltd.	152,890	21,282,393
Keyence Corp.	55,600	22,105,258
Kyocera Corp.	439,900	24,725,734
Largan Precision Co. Ltd.	40,000	2,287,170
Macnica Fuji Electronics Holdings, Inc.	22,400	496,250
Murata Manufacturing Co. Ltd.	479,900	30,838,594
Oki Electric Industry Co. Ltd.	12,600	73,209
OMRON Corp.	226,100	12,976,805
Renishaw PLC	26,599	1,362,147
Samsung SDI Co. Ltd.	7,564	3,500,682
Sanshin Electronic Co. Ltd.	17,500	217,093
Shimadzu Corp.	726,300	26,714,029
Topcon Corp.	62,300	889,965
Yokogawa Electric Corp.	443,300	7,933,500
		185,977,445
IT Services - 1.2%
Adyen BV (a)(b)	6,924	10,722,960
Amadeus IT Holding SA Class A (b)	1,325,747	82,492,855
Capgemini SA	147,076	28,499,766
Dlocal Ltd.	44,198	1,274,228
Fujitsu Ltd.	209,940	31,523,091
Globant SA (b)	13,594	2,576,199
GMO Payment Gateway, Inc.	21,500	1,783,664
Infosys Ltd.	539,600	10,417,782
ITOCHU Techno-Solutions Corp.	900	22,476
Locaweb Servicos de Internet SA (a)(b)	724,988	1,008,337
Mitsubishi Research Institute, Inc.	15,600	499,864
Nomura Research Institute Ltd.	809,400	22,320,037
NTT Data Corp.	1,063,800	16,644,874
OBIC Co. Ltd.	83,700	12,405,298
Otsuka Corp.	24,600	780,604
SCSK Corp.	66,900	1,118,854
SHIFT, Inc. (b)	14,300	2,208,288
Softcat PLC	90,798	1,632,696
TIS, Inc.	262,300	6,876,626
Visa, Inc. Class A	53,236	11,295,082
		246,103,581
Semiconductors & Semiconductor Equipment - 1.7%
ams-OSRAM AG (b)	226,700	2,774,664
Analog Devices, Inc.	165,813	27,922,909
ASML Holding NV	17,175	9,897,781
ASML Holding NV (Netherlands)	153,138	88,124,049
BE Semiconductor Industries NV	21,863	1,336,910
Broadcom, Inc.	32,087	18,614,631
Disco Corp.	35,400	9,651,921
GlobalWafers Co. Ltd.	69,000	1,479,166
Infineon Technologies AG	629,206	19,608,068
MediaTek, Inc.	360,000	11,121,644
NXP Semiconductors NV	181,103	34,366,105
Renesas Electronics Corp. (b)	424,300	4,955,759
Silergy Corp.	15,000	1,540,147
SK Hynix, Inc.	138,217	12,014,855
Taiwan Semiconductor Manufacturing Co. Ltd.	1,669,000	31,534,090
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	616,669	58,768,556
Texas Instruments, Inc.	32,137	5,680,536
Tokyo Electron Ltd.	24,000	11,001,224
		350,393,015
Software - 1.3%
ANSYS, Inc. (b)	78,709	20,492,675
Atlassian Corp. PLC (b)	28,126	4,987,302
Aveva Group PLC	36,995	1,061,944
Cadence Design Systems, Inc. (b)	439,187	67,516,218
Check Point Software Technologies Ltd. (b)	109,715	13,723,152
Constellation Software, Inc.	7,359	11,582,287
Dassault Systemes SA	588,373	24,807,949
Kinaxis, Inc. (b)	20,661	2,294,541
Nemetschek Se	24,113	1,720,418
NICE Ltd. sponsored ADR (b)	32,822	6,522,388
Rakus Co. Ltd.	95,000	1,180,720
SAP SE	780,659	78,258,729
SAP SE sponsored ADR	154,564	15,431,670
Temenos Group AG	24,030	2,333,856
		251,913,849
Technology Hardware, Storage & Peripherals - 0.8%
Brother Industries Ltd.	170,700	3,151,854
Canon, Inc.	191,700	4,868,382
Canon, Inc. sponsored ADR (c)	83,747	2,126,336
FUJIFILM Holdings Corp.	135,100	7,441,217
Ricoh Co. Ltd.	286,500	2,407,510
Riso Kagaku Corp.	26,100	443,397
Samsung Electronics Co. Ltd.	2,464,500	133,697,114
Seiko Epson Corp.	215,000	3,599,257
		157,735,067
TOTAL INFORMATION TECHNOLOGY		1,222,780,588
MATERIALS - 3.5%
Chemicals - 2.0%
Air Liquide SA (c)	147,150	25,775,953
Air Water, Inc.	68,600	930,404
Akzo Nobel NV	464,038	40,390,826
Asahi Kasei Corp.	752,100	6,076,636
BASF AG	648,558	35,817,112
Chr. Hansen Holding A/S	37,244	2,792,554
Covestro AG (a)	186,419	8,545,098
Croda International PLC	293,047	25,516,455
Daicel Chemical Industries Ltd.	235,300	1,518,890
Denka Co. Ltd.	206,060	5,112,641
Evonik Industries AG	232,576	6,224,571
Givaudan SA (c)	9,739	35,759,756
Johnson Matthey PLC	276,134	7,341,881
Kansai Paint Co. Ltd.	552,800	6,883,430
KH Neochem Co. Ltd.	20,100	395,958
Kuraray Co. Ltd.	89,500	747,536
Linde PLC	79,450	25,795,826
Linde PLC	99,180	32,091,471
Mitsubishi Chemical Holdings Corp.	429,700	2,560,076
Mitsui Chemicals, Inc.	16,100	394,135
Nippon Sanso Holdings Corp.	232,600	4,379,713
Nitto Denko Corp.	186,200	13,488,024
Novozymes A/S Series B	384,957	24,436,688
PhosAgro OJSC (e)	3,751	342
Pidilite Industries Ltd.	69,502	2,011,132
Shin-Etsu Chemical Co. Ltd.	64,100	9,069,833
Sika AG	119,293	33,114,414
Solvay SA Class A	40,377	3,948,887
Sumitomo Chemical Co. Ltd.	428,800	1,772,473
Symrise AG	240,578	26,584,273
Teijin Ltd.	128,400	1,320,532
Toray Industries, Inc.	396,600	2,047,348
Tosoh Corp.	102,400	1,487,983
Umicore SA	130,552	5,795,874
UPL Ltd. (b)	199,883	2,008,155
Yara International ASA	191,174	9,904,786
		412,041,666
Construction Materials - 0.1%
CRH PLC	138,277	5,707,094
CSR Ltd.	46,808	156,874
HeidelbergCement AG	243,700	14,232,867
Taiheiyo Cement Corp.	24,400	364,445
		20,461,280
Containers & Packaging - 0.1%
Amcor PLC unit	468,854	6,167,551
Sig Group AG	167,494	3,656,510
Smurfit Kappa Group PLC	388,208	15,736,884
Toyo Seikan Group Holdings Ltd.	56,800	607,114
		26,168,059
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd. (Canada)	199,714	10,585,308
Anglo American PLC:
ADR (c)	15,297	375,694
(United Kingdom)	298,109	14,685,922
Antofagasta PLC	486,101	9,050,217
ArcelorMittal SA:
rights (b)(d)	406,200	159,312
(Netherlands)	406,200	13,062,657
BHP Group Ltd.	928,033	29,710,389
BHP Group Ltd.:
(London)	362,986	11,503,576
sponsored ADR	100,100	7,073,066
BlueScope Steel Ltd.	289,757	3,784,583
Franco-Nevada Corp.	264,793	37,458,522
Glencore Xstrata PLC	4,438,604	29,275,183
IGO Ltd.	1,968,366	17,855,237
JFE Holdings, Inc.	330,300	4,063,400
Nippon Steel & Sumitomo Metal Corp.	24,700	430,438
Rio Tinto Ltd.	134,144	11,017,923
Rio Tinto PLC	177,115	12,851,186
Rio Tinto PLC sponsored ADR	22,593	1,659,230
South32 Ltd.	2,988,393	10,723,101
Voestalpine AG	23,412	685,654
Wheaton Precious Metals Corp.	198,771	8,209,509
		234,220,107
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	506,416	9,794,087
Svenska Cellulosa AB SCA (B Shares)	288,300	5,220,778
		15,014,865
TOTAL MATERIALS		707,905,977
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Big Yellow Group PLC	124,619	2,115,226
British Land Co. PLC	409,000	2,708,842
Great Portland Estates PLC	714,746	5,908,273
Scentre Group unit	2,924,443	6,023,345
Segro PLC	380,562	5,313,372
Warehouses de Pauw	50,132	1,848,152
		23,917,210
Real Estate Management & Development - 0.4%
Airport City Ltd. (b)	7,864	146,834
Aroundtown SA	63,469	297,351
Azrieli Group	8,370	627,548
CK Asset Holdings Ltd.	1,417,600	9,258,334
ESR Cayman Ltd. (a)(b)	2,086,000	6,180,485
Grand City Properties SA	411,960	7,328,242
LEG Immobilien AG	195,265	20,094,819
LEG Immobilien AG rights (b)(c)	194,322	849,061
Lendlease Group unit	862,300	6,664,795
Mitsui Fudosan Co. Ltd.	554,400	12,122,709
TAG Immobilien AG	298,314	5,396,297
Vonovia SE	266,818	10,177,410
		79,143,885
TOTAL REAL ESTATE		103,061,095
UTILITIES - 1.2%
Electric Utilities - 0.4%
CLP Holdings Ltd.	672,000	6,700,989
EDF SA	5,988	53,086
EDF SA rights 6/7/22 (b)(d)	5,988	1,800
Enel SpA	6,309,372	40,992,795
Fortum Corp.	228,011	4,210,237
Iberdrola SA	2,241,208	26,554,986
Kansai Electric Power Co., Inc.	94,500	923,638
Origin Energy Ltd.	424,659	2,087,582
ORSTED A/S (a)	83,631	9,426,001
The Okinawa Electric Power Co., Inc.	49,600	451,172
		91,402,286
Gas Utilities - 0.1%
APA Group unit	749,814	6,123,624
Beijing Enterprises Holdings Ltd.	833,500	2,920,946
China Resource Gas Group Ltd.	1,134,000	4,747,158
Tokyo Gas Co. Ltd.	347,500	6,788,994
		20,580,722
Independent Power and Renewable Electricity Producers - 0.2%
EDP Renovaveis SA	173,646	4,257,779
Electric Power Development Co. Ltd.	445,600	7,047,358
RWE AG	760,161	33,458,904
RWE AG ADR	17,454	770,070
		45,534,111
Multi-Utilities - 0.5%
E.ON AG	1,085,676	11,082,526
Engie SA	3,824,685	51,308,458
Engie SA ADR	60,413	813,159
National Grid PLC	766,588	11,309,160
National Grid PLC sponsored ADR	4,843	360,222
Veolia Environnement SA	680,076	19,032,784
		93,906,309
TOTAL UTILITIES		251,423,428
TOTAL COMMON STOCKS (Cost $6,735,249,551)		8,591,001,322

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	100,992	7,898,394
Volkswagen AG	141,229	23,570,738
		31,469,132
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	372,490	25,500,903
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	1,287,800	8,145,368
(PN) sponsored ADR (non-vtg.)	344,298	4,327,826
sponsored ADR	1,027,340	14,259,479
		26,732,673
FINANCIALS - 0.0%
Insurance - 0.0%
Samsung Fire & Marine Insurance Co. Ltd.	34	4,447
INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co. Ltd.	51,864	2,533,891
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $86,840,790)		86,241,046

Equity Funds - 53.3%
	Shares	Value ($)
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	472,029
Europe Stock Funds - 1.3%
iShares MSCI United Kingdom ETF (c)	6,827,728	226,475,738
WisdomTree Europe Hedged Equity ETF (c)	521,817	38,703,167
TOTAL EUROPE STOCK FUNDS		265,178,905
Foreign Large Blend Funds - 10.3%
Artisan International Value Fund Investor Class	22,438,564	898,664,487
Fidelity SAI International Index Fund (f)	37,240,271	467,737,808
Fidelity SAI International Low Volatility Index Fund (f)	32,637,407	340,734,530
Harbor International Fund Institutional Class	9,619	404,106
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	26,873,277	363,864,164
TOTAL FOREIGN LARGE BLEND FUNDS		2,071,405,095
Foreign Large Growth Funds - 18.0%
American Funds EuroPacific Growth Fund Class F2	147,997	7,849,785
Fidelity Advisor International Discovery Fund Class Z (f)	22,795,488	980,889,845
Fidelity Diversified International Fund (f)	14,407,382	563,184,559
Fidelity Overseas Fund (f)	12,273,488	663,750,222
Fidelity SAI International Momentum Index Fund (f)	35,406,499	424,169,861
Fidelity SAI International Quality Index Fund (f)	229,961	2,596,256
Invesco Oppenheimer International Growth Fund Class R6	836,208	29,125,124
JOHCM International Select Fund Investor Shares	20,871,536	488,602,654
WCM Focused International Growth Fund Investor Class	22,489,122	453,605,591
TOTAL FOREIGN LARGE GROWTH FUNDS		3,613,773,897
Foreign Large Value Funds - 14.1%
Fidelity SAI International Value Index Fund (f)	164,610,043	1,496,305,282
iShares MSCI EAFE Value ETF	2,278,820	112,619,284
Oakmark International Fund Investor Class	29,031,108	734,777,348
Pear Tree Polaris Foreign Value Fund Institutional Shares	22,707,593	495,252,598
TOTAL FOREIGN LARGE VALUE FUNDS		2,838,954,512
Foreign Small Mid Blend Funds - 1.5%
Fidelity Advisor International Small Cap Fund Class Z (f)	1,783,293	51,804,670
Fidelity SAI International Small Cap Index Fund (f)	17,278,548	143,930,303
Victory Trivalent International Small-Cap Fund Class I	7,193,586	101,861,179
TOTAL FOREIGN SMALL MID BLEND FUNDS		297,596,152
Foreign Small Mid Growth Funds - 0.6%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (f)	2,588,253	51,868,588
Oberweis International Opportunities Institutional Fund	2,081,784	20,255,761
T. Rowe Price International Discovery Fund	765,937	48,690,611
Wasatch International Growth Fund Investor Class	110	2,724
TOTAL FOREIGN SMALL MID GROWTH FUNDS		120,817,684
Foreign Small Mid Value Funds - 0.8%
Brandes International Small Cap Equity Fund Class A	2,736,861	31,063,368
Oakmark International Small Cap Fund Investor Class	1,913,812	32,305,153
Segall Bryant & Hamill International Small Cap Fund Retail Class	1,772,207	18,785,398
Transamerica International Small Cap Value Fund Class I	5,682,172	75,004,676
TOTAL FOREIGN SMALL MID VALUE FUNDS		157,158,595
Sector Funds - 0.0%
SPDR Dow Jones International Real Estate ETF (c)	201,575	6,408,069
Other - 6.7%
Fidelity Advisor Japan Fund Class Z (f)	3,900,816	59,058,356
Fidelity Japan Smaller Companies Fund (f)	7,813,236	106,416,273
Fidelity SAI Japan Stock Index Fund (f)	113,791,790	983,161,067
iShares MSCI Australia ETF (c)	7,695,457	189,923,879
Matthews Japan Fund Investor Class	222	3,869
TOTAL OTHER		1,338,563,444
TOTAL EQUITY FUNDS (Cost $9,541,554,111)		10,710,328,382

U.S. Treasury Obligations - 0.1%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.32% to 0.9% 6/2/22 to 8/11/22 (h) (Cost $27,947,040)	27,980,000	27,941,665

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.82% (i)(j)	332,867,184	332,900,471
State Street Institutional U.S. Government Money Market Fund Premier Class 0.74% (k)	599,515,162	599,515,162
TOTAL MONEY MARKET FUNDS (Cost $932,415,633)		932,415,633

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $17,324,007,125)	20,347,928,048
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(270,905,515)
NET ASSETS - 100.0%	20,077,022,533

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,086	Jun 2022	147,614,550	8,004,841	8,004,841
ICE E-mini MSCI EAFE Index Contracts (United States)	2,581	Jun 2022	262,874,850	15,887,902	15,887,902

TOTAL FUTURES CONTRACTS					23,892,743
The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $150,759,380 or 0.8% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Affiliated Fund
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,227,631.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Securities Lending Cash Central Fund 0.82%	106,934,926	883,086,006	657,120,461	1,537,586	-	-	332,900,471	0.9%
Total	106,934,926	883,086,006	657,120,461	1,537,586	-	-	332,900,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	1,125,937,643	-	65,000,000	-	(17,980,058)	(62,067,740)	980,889,845
Fidelity Advisor International Small Cap Fund Class Z	75,483,967	-	19,079,767	-	(3,912,144)	(687,386)	51,804,670
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	77,918,434	-	17,797,543	-	(2,544,413)	(5,707,890)	51,868,588
Fidelity Advisor Japan Fund Class Z	64,324,457	-	-	-	-	(5,266,101)	59,058,356
Fidelity Diversified International Fund	649,338,765	-	32,000,000	-	(12,498,351)	(41,655,855)	563,184,559
Fidelity Japan Smaller Companies Fund	115,870,288	-	-	-	-	(9,454,015)	106,416,273
Fidelity Overseas Fund	778,192,337	-	52,000,000	-	(17,444,968)	(44,997,147)	663,750,222
Fidelity SAI International Index Fund	320,771,471	433,500,001	312,500,000	-	(30,509,198)	56,475,534	467,737,808
Fidelity SAI International Low Volatility Index Fund	171,461,639	171,000,001	-	-	-	(1,727,110)	340,734,530
Fidelity SAI International Momentum Index Fund	451,078,800	-	-	-	-	(26,908,939)	424,169,861
Fidelity SAI International Quality Index Fund	2,773,326	-	-	-	-	(177,070)	2,596,256
Fidelity SAI International Small Cap Index Fund	148,232,792	6,270,061	-	-	-	(10,572,550)	143,930,303
Fidelity SAI International Value Index Fund	1,659,358,147	-	120,999,999	-	(25,413,282)	(16,639,584)	1,496,305,282
Fidelity SAI Japan Stock Index Fund	1,198,577,710	-	114,000,000	-	(28,401,319)	(73,015,324)	983,161,067
	6,839,319,776	610,770,063	733,377,309	-	(138,703,733)	(242,401,177)	6,335,607,620

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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